                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST

                       Delaware Tax-Free Pennsylvania Fund
                                  (the "Fund")

                            Supplement to the Fund's
                     Class A * Class B * Class C Prospectus
                               dated June 28, 2007

On August 16,  2007,  the Board of  Trustees of  Delaware  Group State  Tax-Free
Income  Trust  unanimously  voted to approve  changes  to the Fund's  investment strategies  and  policies to: (1) permit the Fund to invest up to 15% of its net assets in credit  default  swaps;  (2)  permit  the Fund to invest in  municipal leases and  certificates  of  participation  rated  lower than the four  highest rating categories of a nationally  recognized  statistical rating  organization;
(3) permit the Fund to invest in bonds (including  general  obligation bonds and revenue bonds) with credit qualities lower than B (subject to a 20% limitation);
(4) remove the Fund's 5% limitation on its  investments  in "variable  rate" and
"floating  rate"  instruments;  and (5) clarify the Fund's  ability to invest in zero coupon bonds.

All new or revised  investment  authority is effective 60 days after the date of this Supplement.

The following replaces the portion of the table related to High yield, high-risk municipal bonds in the section entitled "How we manage the Fund - The securities we typically invest in" on page 6.

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High yield, high-risk municipal bonds:   We may invest up to 20% of the
Municipal debt obligations rated lower   Fund's net assets in high yield,
than investment grade by an NRSRO or,    high-risk fixed income
if unrated, of comparable quality.       securities.
These securities are often referred to
as "junk bonds" and are considered to
be of poor standing and predominately
speculative.
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The following  replaces the portion of the table related to Short-term  tax-free instruments in the section  entitled "How we manage the Fund - The securities we typically invest in" on page 7.

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Short-term tax-free instruments:         We may invest without limit in
Short-term tax-free instruments          high-quality, short-term
include instruments such as tax-exempt   tax-free instruments and
commercial paper and general             "floating rate" and "variable
obligation, revenue, and project         rate" obligations.
notes, as well as variable floating
rate demand obligations.
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The  following  replaces the portion of the table related to Interest rate swaps and index swap agreements in the section entitled, "How we manage the Fund - The securities we typically invest in" on page 8.

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Interest rate swap, index swap, and      We may use interest rate swaps
credit default swap agreements:  In an   to adjust the Fund's sensitivity
interest rate swap, a fund receives      to interest rates by changing
payments from another party based on a   its duration.  We may also use
floating interest rate in return for     interest rate swaps to hedge
making payments based on a fixed         against changes in interest
interest rate.  An interest rate swap    rates.  We may use index swaps
can also work in reverse, with a fund    to gain exposure to markets that
receiving payments based on a fixed      the Fund invests in and may also
interest rate and making payments        use index swaps as a substitute
based on a floating interest rate.       for futures, options, or forward
                                         contracts if such contracts are
In an index swap, a fund receives        not directly available to the
gains or incurs losses based on the      Fund on favorable terms. We may
total return of an index, in exchange    enter into credit default swaps
for making fixed or floating rate        in order to hedge against a
interest rate payments to another        credit event, to enhance total
party.  An index swap can also work in   return, or to gain exposure to
reverse with a fund receiving interest   certain securities or markets.
payments from another party in
exchange for movements in the total      We may invest up to an aggregate
return of a specified index.             of 20% of the Fund's net assets
                                         in futures, options, and swaps
In a credit default swap, a fund may     (subject to the Fund's 15%
transfer the financial risk of a         limitation on the aggregate
credit event occurring (a bond           notional amount of credit
default, bankruptcy, restructuring,      default swaps when we are
etc.) on a particular security or        selling protection on a security
basket of securities to another party    or purchasing protection on a
by paying that party a periodic          security that the Fund does not
premium; likewise, a fund may assume     own) as long as the Fund's
the financial risk of a credit event     investment in these securities,
occurring on a particular security or    when aggregated with other
basket of securities in exchange for     taxable investments and
receiving premium payments from          securities that are rated below
another party.                           investment grade, does not exceed
                                         20% of the Fund's net assets.
Interest rate swaps, index swaps, and
credit default swaps may be considered   Use of these strategies can
to be illiquid.                          increase the operating costs of
                                         the Fund and lead to loss of
                                         principal.
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The following  replaces the portion of the table related to Municipal leases and certificates of  participation in the section entitled "How we manage the Fund -
The securities we typically invest in" on page 9.

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Municipal leases and certificates of     We may invest in municipal lease
participation:  Certificates of          obligations primarily through
participation (COPs) are widely used     COPs.
by state and local governments to
finance the purchase of property and     As with its other investments,
facilities.  COPs are like installment   we expect the Fund's investments
purchase agreements. A governmental      in municipal lease obligations
corporation may create a COP when it     to be exempt from regular
issues long-term bonds to pay for the    federal income taxes.  The Fund
acquisition of property or               will rely on the opinion of the
facilities.  The property or             bond issuer's counsel for a
facilities are then leased to a          determination of the bond's
municipality, which makes lease          tax-exempt status.
payments to repay interest and
principal to the holders of the          A feature that distinguishes
bonds.  Once the lease payments are      COPs from municipal debt is that
completed, the municipality gains        leases typically contain a
ownership of the property for a          "nonappropriation" or
nominal sum.                             "abatement" clause.  This means
                                         the municipality leasing the
                                         property or facility must use
                                         its best efforts to make lease
                                         payments, but may terminate the
                                         lease without penalty if its
                                         legislature or other
                                         appropriating body does not
                                         allocate the necessary money.
                                         In such a case, the creator of
                                         the COP, or its agent, is
                                         typically entitled to repossess
                                         the property.  In many cases,
                                         however, the market value of the
                                         property will be less than the
                                         amount the municipality was
                                         paying.
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The following  information  about Zero coupon bonds is added to the table in the section  entitled "How we manage the Fund - The  securities we typically  invest in," which begins on page 6.

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Zero coupon bonds: Debt obligations      We may invest in zero coupon
which do not entitle the holder to any   bonds. The market prices of
periodic payments of interest prior to   these bonds are generally more
maturity or a specified date when the    volatile than the market prices
securities begin paying current          of securities that pay interest
interest. Therefore, they are issued     periodically and are likely to
and traded at a price lower than their   react to changes in interest
face amounts or par value.               rates to a greater degree than
                                         interest-paying bonds having
                                         similar maturities and credit
                                         quality. They may have certain
                                         tax consequences which, under
                                         certain conditions, could be
                                         adverse to the Fund.
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The following  replaces the portion of the table related to Derivatives  risk in the section  entitled  "How we manage the Fund - The risks of  investing  in the
Fund" on page 12.

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Risks                                    How we strive to manage them
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Derivatives risk is the possibility      We will use derivatives for
that a fund may experience a             defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in the
strategy involving inverse floaters,     portfolio without actually
futures, options, and swaps such as      selling a security, to
interest rate swaps, index swaps, and    neutralize the impact of
credit default swaps) related to a       interest rate changes, to
security or a market index and that      improve diversification, or to
security or index moves in the           earn additional income.  We will
opposite direction from what the         generally not use derivatives
portfolio manager had anticipated. A     for reasons inconsistent with
significant risk of derivative           the Fund's investment objective.
transactions is the creditworthiness
of the counterparty, since the
transaction depends on the willingness
and ability of the counterparty to
fulfill its contractual obligations.
Derivatives also involve additional
expenses, which could reduce any
benefit or increase any loss to a fund
from using the strategy.
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                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.

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